CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,925,709	$ 412,077	¥ 3,534,304
Restricted cash	66,080	9,307	7,860
Short-term investments, net	100,000	14,085
Accounts receivable, net	80,665	11,361	58,782
Receivables from online payment platforms	214,163	30,164	151,922
Inventories	2,204,000	310,427	1,206,467
Prepaid expenses and other current assets, net	1,544,918	217,597	1,077,719
Term deposit-current	464,019	65,356
Total current assets	7,599,554	1,070,374	6,037,054
Non-current assets:
Property and equipment, net	4,169,141	587,211	1,867,378
Restricted cash	46,854	6,599	35,755
Other non-current assets, net	789,492	111,198	327,744
Deferred tax assets, net	350,082	49,308	208,469
Operating lease right-of-use assets	5,186,855	730,553	2,003,997
Term deposit-non current	150,000	21,127
Total non-current assets	10,692,424	1,505,996	4,443,343
Total assets	18,291,978	2,576,370	10,480,397
Current liabilities:
Accounts payable	814,655	114,742	441,376
Accrued expenses and other current liabilities	2,556,977	360,143	1,375,425
Deferred revenues	123,422	17,384	97,366
Payable for equity litigants settlement	116,314	16,382	33,796
Operating lease liabilities	1,851,310	260,752	880,873
Total current liabilities	5,462,678	769,403	2,828,836
Non-current liabilities:
Operating lease liabilities	3,114,855	438,718	1,024,274
Total non-current liabilities	3,114,855	438,718	1,024,274
Total liabilities	8,577,533	1,208,121	3,853,110
Commitments and contingencies
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	1,578,040	222,262	1,578,040
Shareholders' equity:
Additional paid-in capital	16,276,991	2,292,566	16,037,406
Statutory reserves	168,204	23,691	35,657
Accumulated deficits	(8,705,759)	(1,226,181)	(11,421,145)
Accumulated other comprehensive income	396,944	55,908	397,304
Total Company's ordinary shareholders' equity	8,136,405	1,145,987	5,049,247
Total liabilities, mezzanine equity and shareholders' equity	18,291,978	2,576,370	10,480,397
Common Class A [Member]
Shareholders' equity:
Ordinary shares	23	3	23
Common Class B [Member]
Shareholders' equity:
Ordinary shares	2	0	2
Convertible Preferred Stock [Member]
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 1,578,040	$ 222,262	¥ 1,578,040